ACCUMULATED OTHER COMPREHENSIVE LOSS (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Schedule of components of accumulated other comprehensive loss, net of taxes

	2015	2014
Release of foreign currency translation relating to acquisition of non-controlling interest	$178	$178
Translation adjustment related to change in functional currency	(728)	(728)
Foreign currency translation adjustments	(7,428)	(5,415)
	$(7,978)	$(5,965)